Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Summary Of fair value measurement hierarchy of the assets and liabilities

	As at December 31, 2025
	Level 1	Level 2	Level 3	Total
	($)	($)	($)	($)
Recurring measurements
Financial assets at FVTPL
Short-term investments	1,548	—	—	1,548
Gold-linked loan	—	—	10,826	10,826
Financial assets at FVOCI
Long-term investments	—	—	2,486	2,486
	1,548	—	13,312	14,860

	As at December 31, 2024
	Level 1	Level 2	Level 3	Total
	($)	($)	($)	($)
Recurring measurements
Financial assets at FVTPL
Short-term investments	214	—	—	214
Gold-linked loan	—	—	10,739	10,739
Financial assets at FVOCI
Long-term investments	—	—	1,390	1,390
Financial liabilities at FVTPL
Embedded derivative	—	—	(1,309)	(1,309)
	214	—	10,820	11,034

Schedule of Liquidity to Meet Obligations Payments Due by Period	The Company believes it has the adequate liquidity to meet its obligations and to finance its planned activities.

	Payments Due by Period
	Total	Less than 1 year	1 – 3 years	4 – 5 years	After 5 years
	($)	($)	($)	($)	($)
Lease obligations	200	96	104	—	—